Related Party Transactions (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2023	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 28, 2023
Related Party Transactions [Line Items]
Conversion share value (in Dollars)		$ 2,027,840
Conversion shares issued			6,760
Reverse stock split shares	199,994		19,695,305	10	19,695,305
Ananda Small Business Trust [Member]
Related Party Transactions [Line Items]
Conversion share value (in Dollars)		$ 300
Conversion price per share (in Dollars per share)		$ 3
Conversion shares issued			6,760
Reverse stock split shares			675,946
Mahindra & Mahindra Financial Services Limited [Member]
Related Party Transactions [Line Items]
Owner shares percentage						5.00%